Expected credit loss measurement - Coverage ratios (Detail 2) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 117,043	$ 113,323	$ 114,337
Financial Assets And Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts In Core Loan Portfolio	$ 513,169	$ 507,435	$ 504,016
ECL coverage	0.21%	0.21%	0.21%
Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 112,071	$ 108,576	$ 110,537
ECL coverage	0.16%	0.20%	0.18%
Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 6,406	$ 6,377	$ 6,535
ECL coverage	0.06%	0.06%	0.05%
Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 9,757	$ 9,298	$ 10,054
ECL coverage	0.06%	0.07%	0.06%
Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 16,163	$ 15,675	$ 16,589
ECL coverage	0.06%	0.06%	0.06%
Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 31,238	$ 31,375	$ 32,126
ECL coverage	0.28%	0.38%	0.38%
Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 7,309	$ 7,674	$ 7,122
ECL coverage	0.53%	0.55%	0.47%
Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 38,547	$ 39,049	$ 39,247
ECL coverage	0.33%	0.41%	0.40%
Total | Lombard loans
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 13,912	$ 12,456	$ 12,919
ECL coverage	0.01%	0.01%	0.02%
Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 9,762	$ 9,567	$ 9,390
ECL coverage	0.07%	0.08%	0.07%
Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 2,555	$ 2,187	$ 2,459
ECL coverage	0.02%	0.04%	0.03%
Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 18,519	$ 18,159	$ 18,128
ECL coverage	0.07%	0.07%	0.07%
Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 12,613	$ 11,483	$ 11,803
ECL coverage	0.14%	0.18%	0.11%
Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 57,361	$ 53,852	$ 54,700
ECL coverage	0.07%	0.08%	0.06%
Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.10%	0.10%	0.10%
Stages 1 and 2 | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.14%	0.17%	0.16%
Stages 1 and 2 | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.06%	0.06%	0.04%
Stages 1 and 2 | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.06%	0.07%	0.06%
Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.06%	0.06%	0.06%
Stages 1 and 2 | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.28%	0.34%	0.32%
Stages 1 and 2 | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.41%	0.44%	0.43%
Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.30%	0.36%	0.34%
Stages 1 and 2 | Total | Lombard loans
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.01%	0.01%	0.01%
Stages 1 and 2 | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.08%	0.08%	0.07%
Stages 1 and 2 | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.02%	0.04%	0.03%
Stages 1 and 2 | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.07%	0.07%	0.07%
Stages 1 and 2 | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.08%	0.09%	0.09%
Stages 1 and 2 | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.05%	0.06%	0.06%
Twelve-month expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 112,039	$ 108,010	$ 107,545
Financial Assets And Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts In Core Loan Portfolio	$ 488,189	$ 483,009	$ 479,140
ECL coverage	0.06%	0.06%	0.05%
Twelve-month expected credit losses | Stages 1 and 2 | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 107,067	$ 103,263	$ 103,745
ECL coverage	0.10%	0.10%	0.10%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 6,072	$ 6,163	$ 6,296
ECL coverage	0.05%	0.05%	0.04%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 9,477	$ 9,101	$ 9,779
ECL coverage	0.08%	0.08%	0.07%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 15,549	$ 15,263	$ 16,075
ECL coverage	0.07%	0.07%	0.06%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 28,520	$ 28,390	$ 28,950
ECL coverage	0.17%	0.18%	0.18%
Twelve-month expected credit losses | Stages 1 and 2 | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 6,814	$ 7,124	$ 6,525
ECL coverage	0.28%	0.30%	0.30%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 35,334	$ 35,514	$ 35,475
ECL coverage	0.19%	0.21%	0.20%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Lombard loans
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 13,910	$ 12,455	$ 12,918
ECL coverage	0.01%	0.01%	0.01%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 9,274	$ 9,078	$ 8,900
ECL coverage	0.06%	0.06%	0.05%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 2,555	$ 2,187	$ 2,459
ECL coverage	0.02%	0.04%	0.03%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 18,139	$ 17,680	$ 16,464
ECL coverage	0.05%	0.05%	0.06%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 12,306	$ 11,086	$ 11,454
ECL coverage	0.06%	0.07%	0.08%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 56,184	$ 52,485	$ 52,195
ECL coverage	0.04%	0.05%	0.05%
Lifetime expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 4,743	$ 5,044	$ 6,522
Financial Assets And Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts In Core Loan Portfolio	$ 22,296	$ 21,920	$ 22,418
ECL coverage	1.03%	1.16%	1.12%
Lifetime expected credit losses | Stages 1 and 2 | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 4,743	$ 5,044	$ 6,522
ECL coverage	1.14%	1.43%	1.06%
Lifetime expected credit losses | Stages 1 and 2 | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 324	$ 212	$ 236
ECL coverage	0.22%	0.28%	0.18%
Lifetime expected credit losses | Stages 1 and 2 | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 280	$ 197	$ 275
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 603	$ 409	$ 511
ECL coverage	0.00%	0.00%	0.02%
Lifetime expected credit losses | Stages 1 and 2 | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 2,580	$ 2,821	$ 3,013
ECL coverage	1.41%	1.90%	1.65%
Lifetime expected credit losses | Stages 1 and 2 | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 400	$ 470	$ 499
ECL coverage	2.57%	2.45%	2.14%
Lifetime expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 2,980	$ 3,290	$ 3,513
ECL coverage	1.56%	1.98%	1.72%
Lifetime expected credit losses | Stages 1 and 2 | Total | Lombard loans
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stages 1 and 2 | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 484	$ 486	$ 487
ECL coverage	0.37%	0.36%	0.36%
Lifetime expected credit losses | Stages 1 and 2 | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stages 1 and 2 | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 380	$ 479	$ 1,664
ECL coverage	0.90%	0.80%	0.25%
Lifetime expected credit losses | Stages 1 and 2 | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 296	$ 380	$ 346
ECL coverage	0.95%	0.66%	0.68%
Lifetime expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1,160	$ 1,345	$ 2,498
ECL coverage	0.69%	0.60%	0.33%
Lifetime expected credit losses | Stage 3
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 261	$ 269	$ 270
Financial Assets And Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts In Core Loan Portfolio	$ 2,684	$ 2,506	$ 2,458
ECL coverage	21.25%	22.02%	22.42%
Lifetime expected credit losses | Stage 3 | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 261	$ 269	$ 270
ECL coverage	7.37%	12.32%	9.80%
Lifetime expected credit losses | Stage 3 | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 11	$ 3	$ 3
ECL coverage	0.60%	3.40%	11.83%
Lifetime expected credit losses | Stage 3 | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 11	$ 3	$ 3
ECL coverage	0.60%	3.40%	12.88%
Lifetime expected credit losses | Stage 3 | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 138	$ 165	$ 163
ECL coverage	1.32%	8.30%	12.63%
Lifetime expected credit losses | Stage 3 | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 95	$ 80	$ 98
ECL coverage	9.94%	11.14%	3.04%
Lifetime expected credit losses | Stage 3 | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 233	$ 245	$ 260
ECL coverage	4.82%	9.23%	9.03%
Lifetime expected credit losses | Stage 3 | Total | Lombard loans
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1	$ 1	$ 1
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 4	$ 3	$ 3
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 11	$ 17	$ 3
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 17	$ 22	$ 7
ECL coverage	0.00%	0.00%	0.00%